Risk and Capital Management - Summary of Composition of the Referential Equity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of regulatory capital [Line Items]
Stockholders' equity attributable to controlling interests	R$ 136,782	R$ 131,378	R$ 120,095
Non-controllinginterests	13,684	12,978	12,289
Total stockholders' equity	150,466	144,356	R$ 132,384	R$ 132,384	R$ 113,597
Common Equity Tier I	123,358	122,396
Additional Tier I Capital	7,796	57
Tier I (Common Equity Tier I + Additional Tier I Capital)	131,154	122,453
Tier II	15,874	19,799
Referential Equity (Tier I + Tier II)	147,028	142,252
Referential equity (tier I + tier II) [member]
Disclosure of regulatory capital [Line Items]
Stockholders' equity attributable to controlling interests	131,757	126,924
Non-controllinginterests	12,276	11,942
Change in interest in subsidiaries in a capital transaction	98	1,482
Total stockholders' equity	144,131	140,348
Common Equity Tier I Prudential Adjustments	(20,773)	(17,952)
Common Equity Tier I	123,358	122,396
Instruments Eligible to Comprise Additional Tier I	7,701
Additional Tier I Prudential Adjustments	95	57
Additional Tier I Capital	7,796	57
Tier I (Common Equity Tier I + Additional Tier I Capital)	131,154	122,453
Instruments Eligible to Comprise Tier II	15,778	19,723
Tier II Prudential Adjustments	96	76
Tier II	15,874	19,799
Referential Equity (Tier I + Tier II)	R$ 147,028	R$ 142,252